Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Revenues, other income and interest income:
Royalties (Univision)		$ 7,383,540		$ 5,930,238		$ 6,124,679
Programming production and transmission rights		960,052		1,102,470		745,717
Telecom services		17,951				5,593
Administrative services		34,653		86,649		24,753
Advertising		44,625		58,637		78,675
Interest income		84,987		80,397		49,511
Total revenues, other income and interest income		8,525,808		7,258,391		7,028,928
Costs and expenses:
Donations		32,111		143,470		197,122
Administrative services		20,403		15,816		31,335
Technical services		138,262		67,752		104,030
Programming production, transmission rights and telecom		1,298,197		490,698		479,251
Total		$ 1,488,973		717,736		811,738
UHI
Related party transactions
Broadcasting term in United States	7 years 6 months	7 years 6 months
Percentage sold of initial investment in UHI	0.67%	0.67%
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 46.6	$ 891,990	$ 44.8	$ 849,557	$ 43.9	$ 817,249